Acquisitions (Detail) (USD $)	0 Months Ended	3 Months Ended
	Feb. 28, 2014	Mar. 31, 2014
Assets Acquired and Liabilities Assumed
Goodwill		$ 101,999,227
Vapestick
Fair Value of Consideration Transferred
Cash		5,804,240
Issuance of shares of common stock		48,974,558
Total		54,778,798
Assets Acquired and Liabilities Assumed
Cash		136,165
Accounts receivable		212,331
Inventory		234,656
Prepaid inventory / Prepaid and other current assets		100,548
Furniture and equipment		47,772
Tradename		4,098,000
Customer Relationships		6,591,000
Accounts payable and accrued expenses		(221,210)
Revolving line of credit		(330,322)
Long-term debt		(45,577)
Other liabilitities		(72,994)
Total identifiable net assets		10,750,369
Goodwill		44,028,429
Total fair value of consideration		54,778,798
FIN Electronic Cigarette
Fair Value of Consideration Transferred
Cash	10,000,000	10,000,000
Issuance of shares of common stock		108,600,000
Short term promissory note		15,000,000
Total		133,600,000
Assets Acquired and Liabilities Assumed
Cash		177,786
Accounts receivable		1,730,151
Inventory		18,045,580
Prepaid inventory / Prepaid and other current assets		990,289
Furniture and equipment		1,230,774
Tradename		20,375,000
Customer Relationships		47,280,000
Accounts payable and accrued expenses		(2,484,203)
Other liabilitities		(11,134,042)
Total identifiable net assets		76,211,335
Goodwill		57,388,665
Total fair value of consideration		$ 133,600,000